Note 17 - Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	As of December 31, 2021
		Tier 1	Common	Total Risk
	Leverage	Risk Based	Equity Tier 1	Based
The Middlefield Banking Company	9.80%	12.72%	12.72%	13.97%
Middlefield Banc Corp.	10.02%	12.96%	12.18%	14.21%
Adequately capitalized ratio	4.00%	6.00%	4.50%	8.00%
Adequately capitalized ratio plus fully phased-in capital conservation buffer	4.00%	8.50%	7.00%	10.50%
Well-capitalized ratio (Bank only)	5.00%	8.00%	6.50%	10.00%
	As of December 31, 2020
		Tier 1	Common	Total Risk
	Leverage	Risk Based	Equity Tier 1	Based
The Middlefield Banking Company	9.45%	11.47%	11.47%	12.68%
Middlefield Banc Corp.	10.22%	11.68%	10.96%	12.88%
Adequately capitalized ratio	4.00%	6.00%	4.50%	8.00%
Adequately capitalized ratio plus fully phased-in capital conservation buffer	4.00%	8.50%	7.00%	10.50%
Well-capitalized ratio (Bank only)	5.00%	8.00%	6.50%	10.00%